Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Taxes [Abstract]
Components of Income (Loss) Before Income Taxes	The components of loss before income taxes are as follows:
	Year ended March 31,
	2011	2012	2013
Hong Kong	$(3)	$(2)	$(2)
China	(7,729)	(977)	(1,661)
	$(7,732)	$(979)	$(1,663)

Schedule of Provision for Income Taxes	The provision for income taxes consists of the following:
	Year ended March 31,
	2011	2012	2013
Current tax
- China	$596	$307	$150
Deferred tax	(214)	175	178
	$382	$482	$328

Schedule of Income Tax Rate Reconciliation

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in China to loss before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2011	2012	2013
Provision for income taxes at statutory tax rate in China	$(1,933)	$(244)	$(416)
Effect of different tax rate in various jurisdictions	(1)	-	-
Effect of income for which no income tax is chargeable	(295)	(567)	(21)
Effect of expense for which no income tax is deductible	1,629	1,271	936
Net change in valuation allowances	700	(125)	(171)
Under provision of income tax in previous years	282	147	-
Effective tax	$382	$482	$328

Components of Deferred Income Tax

The net deferred income tax consists of the following:

	March 31,
	2012	2013
Deferred income tax assets	$187	$192
Deferred income tax liabilities	(421)	(606)
Net deferred income tax liabilities	$(234)	$(414)

The components of net deferred income tax are as follows:

	March 31,
	2012	2013
Deferred income tax assets (liabilities) :
Net operating loss carry forwards	$265	$116
Provision of employee benefits	350	347
Depreciation and amortization	56	77
Impairment of property, plant and equipment	897	811
Revenue recognized for financial reporting purpose before being recognized for tax purpose	(1,188)	(1,189)
Others	(39)	(20)
Less: Valuation allowances	(575)	(556)
Net deferred income tax liabilities	$(234)	$(414)